UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: June 30, 2000

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	28-5470

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts
Of this form.

Person signing this report on behalf of reporting manager:

Name:		James Record
Title:	Compliance Officer
Phone:	617-330-8844
Signature, Place, and date of signing:

	James P. Record	Boston, MA	August 14, 2000

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		3

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	$ 889,163,000


List of Other Included Managers:

	No.	13F File Number	Name

	01	28-6420		Soros Fund Management
	02	28-4528		Fleet Investment Advisors
	03	28-1190		Frank Russell Management

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
                                      FORM 13F INFORMATION TABLE
                       VALUE  SHARES/ SH/   PUT/INVSTMT  OTHER              VOTING
AUTHORITY
NAME OF TITLECUSIP     (X$1000PRN AMT PRN   CALLDSCRETN  MANAGERS   SOLE    SHAREDNONE

CANADIANCOM  136375102     875   30000SH        SOLE                   30000
CHASE MACOM  16161A108    7278  158016SH        SOLE                  158016
ELF EQUICOM  286269105   34191  338526SH        SOLE                  338526
EMBRATELCOM  29081N100  119097 5041177SH        DEFINED  02          4908596       132581
FEDERATECOM  314211103    9548  272319SH        SOLE                  272319
GROUPO TCOM  40049J206   39501  572999SH        SOLE                  572999
GUCCI   COM  401566104  168114 1774299SH        DEFINED  02          1695216        79083
COLUMBIACOM  404119109   10781  349899SH        SOLE                  349899
HEALTH MCOM  421933102    7937  607622SH        SOLE                  607622
HELLENICCOM  423325307     788   64727SH        SOLE                   64727
ICICI   COM  44926P103    4354  224000SH        SOLE                  224000
INCO LTDCOM  453258402     355   23100SH        SOLE                   23100
JAZZTEL COM  47214R152     326   12430SH        SOLE                   12430
KOREA TECOM  50063P103  151834 3138695SH        DEFINED  02          3084745        53950
NDS     COM  628891103    1166   19127SH        SOLE                   19127
NTL INC COM  629407107     870   14542SH        SOLE                   14542
NOKIA   COM  654902204   15380  308000SH        SOLE                  308000
NORTEL NCOM  656569100   51344  752300SH        SOLE                  752300
PARTNER COM  70211M109    2546  268000SH        SOLE                  268000
PLACER DCOM  725906101     231   24200SH        SOLE                   24200
RIVERDEECOM  76870Q109     968   50000SH        SOLE                   50000
ROYAL DUCOM  780257804    1114   18100SH        SOLE                   18100
RYANAIR COM  783513104     226    6200SH        SOLE                    6200
SEI INVECOM  784117103    1735   43600SH        SOLE                   43600
SK TELECCOM  78440P108   73527 2024861SH        DEFINED  02          1963197        61664
SCHLUMBECOM  806857108     597    8000SH        SOLE                    8000
724 SOLUCOM  81788Q100     877   20000SH        SOLE                   20000
ST MICROCOM  861012102   13880  216255SH        SOLE                  216255
TELEBRASCOM  879287308    9949  102439SH        SOLE                  102439
TELEFONICOM  879382208    1733   27059SH        SOLE                   27059
TELMEX  COM  879403780  126093 2207320SH        DEFINED  03          2140278        67042
TELEWESTCOM  87956P105    2188   59154SH        SOLE                   59154
TENET HECOM  88033G100    9828  364008SH        SOLE                  364008
UNITED HCOM  91324P102   11937  139207SH        SOLE                  139207
WADDELL COM  930059100   16714  509398SH        SOLE                  509398
FLAG TELCOM  G3529L102     184   12430SH        SOLE                   12430
OPENTV CCOM  G67543101    1097   24450SH        SOLE                   24450